Digital Assets	12 Months Ended
Dec. 31, 2022
Digital Assets [Abstract]
DIGITAL ASSETS

5. DIGITAL ASSETS

Digital asset holdings were comprised of the following:

	December 31, 2022	December 31, 2021
		(Restated)
BTC	$15,796,147	$28,846,587
ETH*	$11,791,181	$193,174
	$27,587,328	$29,039,761

*	The ETH ending balance as of December 31, 2022 includes 16.3 rETH-H earned from the liquid staking activity described below.

For the year ended December 31, 2022, the Company recognized impairment loss of $24,654,267 on digital assets, consisting of $21,143,096 on BTC and $3,511,171 on ETH, respectively. For the year ended December 31, 2021, the Company recognized impairment of $27,993,571, consisting of $27,869,847 on bitcoins and $123,724 on ETH, respectively. For the year ended December 31, 2020, the Company recognized impairment of $997,954 on bitcoins.

For the year ended December 31, 2022 and 2021, the Company has native staked 160 ETH and 96 ETH, respectively, on the Ethereum blockchain. The Company was not able to withdraw the stake until the Shanghai upgrade occurred on April 12, 2023. In addition, the Company staked 2,004 ETH in a liquid staking protocol with an unaffiliated third party and received receipt tokens which could be redeemed for ETH from the liquid staking provider or exchanged for cash via OTC. For the years ended December 31, 2022, the Company earned 19.9 ETH from such staking activities and recognized the ETH staking rewards as revenues.

Additional information about digital assets

The following table presents additional information about BTC for the years ended December 31, 2022, 2021 and 2020, respectively:

	For the Years Ended December 31,
	2022	2021	2020
		(Restated)	(Restated)
Opening balance	$28,846,587	$5,868,950	$-
Receipt of BTC from mining services	31,414,102	96,078,586	21,065,113
Sales of BTC in exchange of cash	(9,837,211)	(16,973,380)	(2,138,159)
Sales of BTC in exchange of ETH	(12,160,450)	-	-
Payment of BTC for service charges from mining facilities	(1,199,380)	(14,443,484)	(11,049,584)
Payment of BTC as deposits for miners	-	(3,527,671)	-
Payment of BTC as deposits in hosting facilities		(9,292,646)	(900,563)
Payment of BTC for other expenses	(124,405)	(1,053,221)	(18,380)
Collection of BTC from a third party	-	59,300	(91,523)
Impairment of BTC	(21,143,096)	(27,869,847)	(997,954)
Ending balance	$15,796,147	$28,846,587	$5,868,950

The following table presents additional information about ETH for the years ended December 31, 2022, 2021 and 2020, respectively.

	For the Years Ended December 31,
	2022	2021	2020
		(Restated)
Opening balance	$193,174	$-	$-
Receipt of ETH from exchange of BTC	14,368,964	-	-
Receipt of ETH from mining services	856,604	-	-
Receipt of ETH from native staking business	5,722	-	-
Receipt of ETH from liquid staking business*	20,182	-	-
Other income in the form of ETH	23,834	27,326	-
Purchases of ETH	-	289,668	-
Payment of ETH for service charges from mining facilities	(173,473)	-	-
Collection (payment) of ETH for other income (expenses)	7,345	(96)	-
Impairment of ETH	(3,511,171)	(123,724)	-
Ending balance	$11,791,181	$193,174	$-

*	It represents 16.3 rETH-H earned from the liquid staking activity in 2022.